Trade and Notes Payable - Aging Analysis Of Trade and Notes Payable (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Trade and Notes Payable
Total	¥ 20,024,329	$ 2,903,255	¥ 9,376,050
Within 3 months
Trade and Notes Payable
Total	¥ 19,806,395		7,539,833
Trade and note payable period	3 months
Between 3 months and 6 months
Trade and Notes Payable
Total	¥ 124,122		1,639,286
Between 3 months and 6 months | Maximum
Trade and Notes Payable
Trade and note payable period	6 months
Between 3 months and 6 months | Minimum
Trade and Notes Payable
Trade and note payable period	3 months
Between 6 months and 1 year
Trade and Notes Payable
Total	¥ 31,051		161,913
Between 6 months and 1 year | Maximum
Trade and Notes Payable
Trade and note payable period	1 year
Between 6 months and 1 year | Minimum
Trade and Notes Payable
Trade and note payable period	6 months
More than 1 year
Trade and Notes Payable
Total	¥ 62,761		¥ 35,018
Trade and note payable period	1 year